Consolidated Statement of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 31, 2007	$ 926,031	$ 725	$ 581,404	$ 313,243	$ (202)	$ 30,861
Beginning Balance, Shares at Dec. 31, 2007		72,509,511
Net income (loss)	(89,568)			(89,568)
Change in cumulative translation adjustment	(18,359)					(18,359)
Issuance of common stock:
Acquisition of AWS	8,854	6	8,848
Acquisition of AWS, Shares		588,292
Acquisition - Double Jack shares	225		225
Acquisition - Double Jack shares, Shares		7,234
Exercise of stock options	12,014	13	12,001
Exercise of stock options, Shares		1,238,819
Expense related to employee stock options	5,436		5,436
Excess tax benefit from share-based compensation	9,144		9,144
Vested restricted stock		4	(4)
Vested restricted stock, Shares		422,461
Amortization of non-vested restricted stock	6,934		6,934
Ending Balance at Dec. 31, 2008	860,711	748	623,988	223,675	(202)	12,502
Ending Balance, Shares at Dec. 31, 2008		74,766,317
Net income (loss)	(181,668)			(181,668)
Change in cumulative translation adjustment	7,059					7,059
Issuance of common stock:
Exercise of stock options	496		496
Exercise of stock options, Shares		123,858
Expense related to employee stock options	3,987		3,987
Excess tax benefit from share-based compensation	215		215
Purchase of treasury shares	(132)				(132)
Purchase of treasury shares, Shares		(18,743)
Vested restricted stock		4	(4)
Vested restricted stock, Shares		406,974
Amortization of non-vested restricted stock	8,222		8,222
Ending Balance at Dec. 31, 2009	698,890	752	636,904	42,007	(334)	19,561
Ending Balance, Shares at Dec. 31, 2009		75,278,406
Net income (loss)	84,158			84,158
Change in cumulative translation adjustment	3,116					3,116
Issuance of common stock:
Exercise of stock options	8,082	6	8,076
Exercise of stock options, Shares		599,035
Expense related to employee stock options	2,321		2,321
Excess tax benefit from share-based compensation	1,465		1,465
Purchase of treasury shares	(1,431)	(1)	1		(1,431)
Purchase of treasury shares, Shares		(113,330)
Vested restricted stock		7	(7)
Vested restricted stock, Shares		679,815
Amortization of non-vested restricted stock	9,233		9,233
Ending Balance at Dec. 31, 2010	$ 805,834	$ 764	$ 657,993	$ 126,165	$ (1,765)	$ 22,677
Ending Balance, Shares at Dec. 31, 2010		76,443,926